Finance expense	12 Months Ended
Mar. 31, 2024
Finance expense
Finance expense

19.Finance expense and finance income

Finance expense of €83m (2023: €77m; 2022: €91m) primarily relates to interest on debt obligations. Finance income of €145m (2023: €42m; 2022: €nil) primarily relates to deposit interest.